Drilling units, machinery and equipment, net	12 Months Ended
Dec. 31, 2017
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net

7.  Drilling units, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$7,258,995	$(922,103)	$6,336,892
Additions	99,515	-	99,515
Disposal of assets	(7,756)	133	(7,623)
Impairment loss	(3,658,815)	-	(3,658,815)
Depreciation	-	(331,677)	(331,677)
Balance December 31, 2016	$3,691,939	(1,253,647)	2,438,292
Additions	9,726	-	9,726
Disposal of assets	(1,648)	1,212	(436)
Impairment loss	(475,666)	-	(475,666)
Depreciation	-	(119,749)	(119,749)
Balance December 31, 2017	$3,224,351	(1,372,184)	1,852,167

For the years ended December 31, 2016 and 2017, as a result of the impairment review, the Company determined that the carrying amount of eight and one drilling unit, respectively, were not recoverable and, therefore, a charge of $3,658,815 and $473,343, respectively was recognized and included in the "Impairment loss", in the accompanying consolidated statements of operations in order to write down those drilling units to their fair value.

On February 21, 2017, the Company's Board of Directors announced the availability for sale of the Leiv Eiriksson and the Eirik Raude. Consequently, the Company classified the two drilling units as held for sale, as all criteria required for their classification as "Assets held for sale" were met and depreciation for these drilling units was ceased.

Effective September 30, 2017, the Company's Board of Directors resolved that the two drilling units, that were previously classified as held for sale, will not be considered as held for sale but held and used. The decision was based upon relevant Company's management recommendation to the Board of Directors, taking into consideration Company's expectations of harsh weather drilling market. The Company reclassified its drilling units as held and used and a loss of $2,323 was recognized and included in "Impairment loss", based on the respective US GAAP guidance, in the accompanying consolidated statement of operations.

As of December 31, 2017, all of the Company's drilling units have been pledged as collateral to secure the Company's $450,000 and  $462,000 Senior Secured Credit Facilities, as discussed in Note 9.